DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
DISCONTINUED OPERATIONS
Summary of results of operations of the Disposal Group

	2023	2024	2025	2025
	RMB	RMB	RMB	USD
	(in thousands)
Revenues	26	—	—	—
Cost of sales	(278)	—	—	—
Sales and marketing	—	—	—	—
General and administrative	(1,106)	—	—	—
Impairment on advance and other assets	(607)	—	—	—
Loss from operations	(1,965)	—	—	—

Interest income	—	—	—	—
Foreign currency exchange loss	(4)	—	—	—
Other income, net	13	—	—	—
Loss from discontinued operations	(1,956)	—	—	—